Note 6 - Product Warranties (Tables)	12 Months Ended
Oct. 31, 2020
Notes Tables
Schedule of Product Warranty Liability [Table Text Block]
	Years ended October 31,
	2020	2019
Balance at beginning of year	$120,000	$180,000
Liabilities accrued for warranties issued during the year	140,847	161,815
Warranty claims paid during the period	(102,150)	(218,426)
Changes in liability for pre-existing warranties during the year	(73,697)	(3,389)
Balance at end of year	$85,000	$120,000